Accounts Receivable, Net - Schedule of movement in the allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Allowance for Credit Loss [Abstract]
Beginning balance	¥ 142,834	$ 20,425	¥ 132,881
Addition	18,501	2,646	8,915
Foreign Exchange effect	(1,739)	(249)	1,038
Ending balance	¥ 159,596	$ 22,822	¥ 142,834